Average Annual Total Returns{- Fidelity® New Jersey AMT Tax-Free Money Market Fund} - 11.30 Fidelity New Jersey AMT Tax-Free Money Market Fund - Institutional PRO-09 - Fidelity® New Jersey AMT Tax-Free Money Market Fund - Fidelity New Jersey AMT Tax-Free Money Market Fund-Institutional Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.43%	0.78%	0.41%